Long-term Payables Other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 425,349	₩ 425,349
Gross amount [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	1,626,040	₩ 2,051,389
Gross amount [member] | Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	425,349
Gross amount [member] | 1 - 3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	444,480
Gross amount [member] | 3 - 5 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	382,290
Gross amount [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 373,921